Fair Value Measurements (Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts		$ 534
Contingent Consideration	5,303	6,887
Total Liabilities, Fair Value	5,303	7,421
Forward currency derivative contracts	74
Total Assets, Fair Value	74
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts
Contingent Consideration
Total Liabilities, Fair Value
Forward currency derivative contracts
Total Assets, Fair Value
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts		534
Contingent Consideration
Total Liabilities, Fair Value		534
Forward currency derivative contracts	74
Total Assets, Fair Value	74
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts
Contingent Consideration	5,303	6,887
Total Liabilities, Fair Value	5,303	6,887
Forward currency derivative contracts
Total Assets, Fair Value